PRIVATE PLACEMENT (Details) - USD ($)		7 Months Ended
	Sep. 09, 2020	Dec. 31, 2020
Subsidiary, Sale of Stock [Line Items]
Proceeds from issuance of warrants		$ 4,050,000
Private Placement
Subsidiary, Sale of Stock [Line Items]
Number of warrants issued	405,000
Price of warrants	$ 10.00
Proceeds from issuance of warrants	$ 4,050,000
Shares issuable per warrant	1
Exercise price of warrants	$ 11.50
Private Placement | Sponsor
Subsidiary, Sale of Stock [Line Items]
Number of warrants issued	405,000
Price of warrants	$ 10.00
Proceeds from issuance of warrants	$ 4,050,000
Private Placement | Common Class A
Subsidiary, Sale of Stock [Line Items]
Shares issuable per warrant	0.33